Related Party Transactions (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Line Items]
Due from related party	€ 3,800,000
Term loan	5 years
Market interest rate	6.25%
Amount paid for interest	€ 118,750
Selling and administrative expenses	€ 1,544,419	€ 1,498,499	€ 883,319
Percentage of margin applied	13.00%
Incurred management fees	€ 1,005,434	€ 547,912	€ 226,222
Related parties [member]
Related Party Transactions [Line Items]
Selling and administrative expenses	995,435
Salaries and benefits	€ 9,999